STOCKHOLDERS’ EQUITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity [Abstract]
SCHEDULE OF OUTSTANDING WARRANTS AND CHANGES

A summary of the status of the Company’s total outstanding warrants and changes during the three months ended March 31, 2025 are as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (1)
Balance Outstanding on December 31, 2024	125,531	$4.09	3.26	$90,952
Issued	12,500	4.07	5.0	-
Balance Outstanding on March 31, 2025	138,031	$4.09	3.20	$23,599
Exercisable, March 31, 2025	125,531	$4.09	3.02	$23,599

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (1)
Balance Outstanding on December 31, 2023	611,017	$1.00	2.5	$574,356
Issued	85,938	1.00	3.0	-
Balance Outstanding on March 31, 2024	696,955	$1.00	2.3	$669,077
Exercisable, March 31, 2024	696,955	$1.00	2.3	$669,077

(1)	The aggregate intrinsic value on March 31, 2024 was calculated based on the difference between the calculated fair value on March 31, 2024 of $1.96 and the exercise price of the underlying warrants. The aggregate intrinsic value on December 31, 2023 was calculated based on the difference between the calculated fair value on December 31, 2023 of $1.94 and the exercise price of the underlying warrants.

A summary of the status of the Company’s total outstanding warrants and changes during the years ending December 31, 2024 and 2023 are as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (1)
Balance Outstanding on December 31, 2022	148,438	$1.00	3.0	$139,532
Issued	462,579	1.00	3.0	-
Balance Outstanding on December 31, 2023	611,017	1.00	2.5	574,356
Issued	289,751	2.70	3.0	-
Exercised	(775,237)	1.13
Balance Outstanding on December 31, 2024	125,531	4.09	3.26	90,952
Exercisable, December 31, 2024	125,531	$4.09	3.26	$90,952

(1)	The aggregate intrinsic value on December 31, 2023 and December 31, 2022, was calculated based on the difference between the calculated fair value on December 31, 2023 and December 31, 2022, of $1.94 and the exercise price of the underlying warrants. The balance on December 31, 2024, had an intrinsic value per share of $3.83, which is representative of the closing price of the Company’s common stock on Nasdaq market exchange on such date.

The Company determined that the warrants do not meet the definition of liability under FASB ASC Topic 480 and therefore classified the warrants as equity instruments.

SCHEDULE OF STOCK OPTION ACTIVITY

A summary of the Company’s stock option activity is as follows:

	Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Contractual Life (Years)	Intrinsic Value
Outstanding at December 31, 2024	322,500	$3.40	4.97	$138,675
Granted	350,000	7.36	5.00	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Outstanding at March 31, 2025	672,500	5.46	2.56	-

Exercisable at March 31, 2025	236,250	3.91	4.78	-

A summary of the Company’s stock option activity is as follows:

	Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Contractual Life (Years)	Intrinsic Value
Outstanding at December 31, 2023	-	$-	-	-
Granted	-	-	-	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Outstanding at December 31, 2023	-	-	-	-
Granted	322,500	3.40	5.0	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Outstanding at December 31, 2024	322,500	$3.40	4.97	$138,675

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS OF OPTIONS

The options granted during the three months ended March 31, 2025 were valued using the Black-Scholes option pricing model using the following weighted average assumptions:

March 31, 2025
Expected term, in years	5.0
Expected volatility	55.79%
Risk-free interest rate	4.09%
Dividend yield	-

The options granted during the years ended December 31, 2024 were valued using the Black-Scholes option pricing model using the following weighted average assumptions:

December 31, 2024
Expected term, in years	4.06
Expected volatility	50.45%
Risk-free interest rate	4.39%
Dividend yield	-

SCHEDULE OF BLACK-SCHOLES OPTION PRICING MODEL TO WARRANTS GRANTED ASSUMPTION

The warrants granted during the three months ended March 31, 2025 were valued using the Black-Scholes option pricing model using the following weighted average assumptions:

March 31, 2025
Expected term, in years	5.0
Expected volatility	54.41%
Risk-free interest rate	4.01%
Dividend yield	-